JPMorgan Mid Cap Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Mid Cap Equity Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 625
Expense Example, No Redemption, 3 Years	871
Expense Example, No Redemption, 5 Years	1,135
Expense Example, No Redemption, 10 Years	1,890
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	917
Expense Example, No Redemption, 10 Years	1,878
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	510
Expense Example, No Redemption, 10 Years	$ 1,152